Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Computer and lab equipment	$ 1,324,359	$ 1,320,091	$ 1,315,622
Furniture and fixtures	12,550	12,550	12,250
Leasehold improvements	6,439	6,439	6,439
Property, Plant and Equipment, Gross	1,343,348	1,339,080	1,334,311
Less: Accumulated depreciation and amortization	517,466	411,054	262,739
Property, Plant and Equipment, Net	$ 825,882	$ 928,026	$ 1,071,572